Quarterly Holdings Report
for
Fidelity® Floating Rate Central Fund
June 30, 2025
FR1-NPRT3-0825
1.816012.121
Alternative Funds - 0.9%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $18,251,880)	1,842,419	17,776,216

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9695% 7/20/2037 (d)(e)(f)	440,000	442,014
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5195% 7/20/2037 (d)(e)(f)	293,000	293,808
TOTAL BAILIWICK OF JERSEY		735,822
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.7695% 1/20/2035 (d)(e)(f)	209,000	206,407
Apidos Clo Liii Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (d)(e)(f)	260,000	264,163
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.2561% 3/30/2038 (d)(e)(f)	132,000	129,589
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	250,000	251,076
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (d)(e)(f)	317,000	322,893
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0205% 1/17/2038 (d)(e)(f)	109,000	109,116
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (d)(e)(f)	150,000	150,461
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	200,000	202,061
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 6.25% 7/20/2037 (d)(e)(f)(g)	100,000	100,138
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.2561% 7/15/2037 (d)(e)(f)	103,000	104,177
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (d)(e)(f)	157,000	157,216
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5195% 10/20/2037 (d)(e)(f)	125,000	126,183
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8195% 7/20/2037 (d)(e)(f)	200,000	198,398
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 9.0195% 4/20/2037 (d)(e)(f)	250,000	250,939
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.3961% 2/15/2038 (d)(e)(f)	100,000	100,260
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 4.5% 7/15/2033 (d)(e)(f)(g)	250,000	250,000
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.9561% 1/15/2033 (d)(e)(f)	267,000	264,514
Palmer Square Loan Funding Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.7073% 8/8/2032 (d)(e)(f)	605,000	599,683
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.0695% 4/20/2038 (d)(e)(f)	100,000	99,586
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		3,886,860
UNITED STATES - 0.0%
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (d)(e)(f)	150,000	150,171
TOTAL ASSET-BACKED SECURITIES (Cost $4,765,693)		4,772,853

Bank Loan Obligations - 88.3%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0482% 8/1/2029 (d)(e)(h)	1,509,446	1,218,878
CANADA - 1.8%
Consumer Discretionary - 1.0%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 12/13/2029 (d)(e)(h)	2,779,124	2,780,875
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/22/2031 (d)(e)(h)	79,633	79,550
		2,860,425
Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/20/2030 (d)(e)(h)	9,497,065	9,445,591
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 11/30/2029 (d)(e)(h)	3,599,305	3,617,301
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (d)(e)(h)	2,486,065	2,458,868
		15,521,760
TOTAL CONSUMER DISCRETIONARY		18,382,185

Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/8/2031 (d)(e)(h)	2,878,250	2,568,119
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 9/18/2031 (d)(e)(h)	3,054,650	3,063,692
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/12/2028 (d)(e)(h)	3,142,250	3,156,987
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3215% 3/21/2031 (d)(e)(h)	1,199,813	1,199,441
Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 1/31/2030 (d)(e)(h)	4,454,986	4,449,996
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2536% 5/29/2028 (d)(e)(h)	2,779,470	2,320,857
TOTAL CANADA		35,141,277
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3072% 2/4/2028 (d)(e)(h)	915,588	913,014
FRANCE - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (d)(e)(h)	449,255	394,221
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7561% 8/15/2028 (d)(e)(h)	16,658,873	15,053,125

TOTAL FRANCE		15,447,346
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.1%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2368% 4/30/2030 (d)(e)(h)	2,490,655	2,496,034
Professional Services - 0.1%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6077% 12/19/2031 (d)(e)(h)	1,110,000	1,067,454
TOTAL GERMANY		3,563,488
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8185% 10/18/2029 (d)(e)(h)	1,404,388	1,409,654
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5827% 1/9/2032 (d)(e)(h)	2,018,566	2,029,507
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(h)(i)(j)	2,851,795	187,734
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN, term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (d)(e)(h)(k)	16,345	16,181
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3297% 4/9/2026 (d)(e)(h)(k)(l)	53,177	52,645
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL , term loan CME Term SOFR 3 month Index + 8%, 12.3249% 4/9/2026 (d)(e)(h)(k)	75,458	74,703

TOTAL INDIA		331,263
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (d)(e)(h)	1,145,000	1,143,569
LUXEMBOURG - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1842% 9/29/2028 (d)(e)(h)	2,319,322	1,778,642
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (d)(e)(h)(i)(j)	1,226,144	37,704
Materials - 0.2%
Containers & Packaging - 0.2%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/12/2026 (d)(e)(h)	3,981,552	3,646,385
TOTAL LUXEMBOURG		5,462,731
NETHERLANDS - 1.0%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.31% 1/3/2028 (d)(e)(h)	2,419,996	2,419,706
Industrials - 0.6%
Building Products - 0.6%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (d)(e)(h)	11,884,518	11,830,087
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5097% 4/3/2028 (d)(e)(h)	2,780,129	2,790,555
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5503% 4/3/2028 (d)(e)(h)	1,615,513	1,621,780
		4,412,335
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (d)(e)(h)(k)	2,110,620	1,551,306
TOTAL NETHERLANDS		20,213,434
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4262% 10/15/2029 (d)(e)(h)	1,940,000	1,930,843
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5061% 2/2/2032 (d)(e)(h)	3,985,000	3,936,423
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1762% 10/16/2028 (d)(e)(h)	1,140,000	736,246

TOTAL PUERTO RICO		6,603,512
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.66% 11/16/2028 (d)(e)(h)	4,118,818	4,124,996
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.66% 11/16/2028 (d)(e)(h)	1,445,700	1,449,676

TOTAL SWEDEN		5,574,672
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (d)(e)(h)	6,921,334	6,523,357
UNITED KINGDOM - 2.6%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 12/12/2026 (d)(e)(h)	1,750,000	1,744,242
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5658% 12/2/2031 (d)(e)(h)	11,915,773	11,900,879
TOTAL COMMUNICATION SERVICES		13,645,121

Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.0413% 7/21/2030 (d)(e)(h)	8,405,961	8,349,894
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.666% 3/29/2027 (d)(e)(h)	1,394,844	1,395,277
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.016% 10/31/2029 (d)(e)(h)	3,839,218	3,850,812
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 11/30/2030 (d)(e)(h)	6,361,616	6,337,760
		19,933,743
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5827% 2/7/2028 (d)(e)(h)	7,635,944	7,660,456
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 1/21/2030 (d)(e)(h)	1,057,350	1,059,993
Industrials - 0.4%
Commercial Services & Supplies - 0.2%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3176% 10/21/2030 (d)(e)(h)	3,608,025	3,608,421
Construction & Engineering - 0.2%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5618% 3/15/2032 (d)(e)(h)	4,605,000	4,593,488
TOTAL INDUSTRIALS		8,201,909

TOTAL UNITED KINGDOM		50,501,222
UNITED STATES - 80.3%
Communication Services - 5.3%
Diversified Telecommunication Services - 2.3%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (d)(e)(h)	9,159,963	6,383,396
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.6072% 3/25/2026 (d)(e)(h)	8,467,896	63,509
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5853% 12/24/2025 (d)(e)(h)(k)	481,689	493,731
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5222% 3/25/2026 (d)(h)	4,650,096	4,777,973
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0572% 7/31/2025 (d)(e)(h)	254,091	242,657
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7923% 7/1/2031 (d)(e)(h)	4,342,554	4,337,126
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 3/29/2032 (d)(e)(h)	5,775,000	5,833,963
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3268% 6/1/2028 (d)(e)(h)	1,710,272	1,752,310
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (d)(e)(h)	8,028,949	7,921,602
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (d)(e)(h)	10,613,221	10,468,988
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 3/9/2027 (d)(e)(h)	2,663,135	2,527,847
		44,803,102
Entertainment - 0.9%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9456% 2/10/2027 (d)(e)(h)	4,523,360	2,872,334
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9413% 9/1/2027 (d)(e)(h)	4,452,772	3,997,164
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9413% 9/1/2027 (d)(e)(h)	6,605,000	5,914,579
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 8/30/2030 (d)(e)(h)	1,153,375	1,151,933
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 8/7/2028 (d)(e)(h)	3,020,712	3,020,712
		16,956,722
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0768% 7/8/2031 (d)(e)(h)	1,375,695	1,370,535
Media - 1.7%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.789% 10/28/2027 (d)(e)(h)	2,241,094	1,860,489
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2976% 12/7/2030 (d)(e)(h)	3,584,901	3,582,034
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5476% 12/15/2031 (d)(e)(h)	2,920,691	2,924,721
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8241% 6/17/2032 (d)(e)(h)	3,795,000	3,791,850
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 6/24/2032 (d)(e)(h)(j)	3,645,000	3,635,888
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3244% 2/19/2030 (d)(e)(h)	799,969	711,971
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 6/24/2029 (d)(e)(h)	1,514,388	1,501,773
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 1/31/2029 (d)(e)(h)	5,723,416	5,515,943
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 1/31/2029 (d)(e)(h)	2,969,392	2,905,045
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.373% 3/31/2031 (d)(e)(h)	5,608,792	5,531,054
		31,960,768
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3298% 1/30/2031 (d)(e)(h)	7,046,132	7,084,322
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/25/2031 (d)(e)(h)	427,292	427,668
		7,511,990
TOTAL COMMUNICATION SERVICES		102,603,117

Consumer Discretionary - 16.4%
Automobile Components - 1.1%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/3/2028 (d)(e)(h)	3,970,000	3,225,625
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 5/6/2030 (d)(e)(h)	2,575,570	2,565,911
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/28/2032 (d)(e)(h)	7,225,000	7,229,552
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 3/25/2032 (d)(e)(h)	1,615,950	1,615,950
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.452% 12/22/2028 (d)(e)(h)	3,550,582	3,337,547
Power Stop LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1297% 1/26/2029 (d)(e)(h)	3,697,142	2,760,545
		20,735,130
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 6/3/2028 (d)(e)(h)	3,635,129	3,549,921
Broadline Retail - 3.5%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (d)(e)(h)	11,606,606	11,216,508
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7797% 11/8/2032 (d)(e)(h)	5,053,421	5,063,427
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (d)(e)(h)	52,022,519	51,876,336
		68,156,271
Distributors - 0.7%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 12/11/2030 (d)(e)(h)	5,431,375	5,394,713
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3214% 5/24/2032 (d)(e)(h)	4,535,000	4,438,631
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0715% 8/1/2030 (d)(e)(h)	3,188,133	3,187,336
		13,020,680
Diversified Consumer Services - 1.6%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3241% 7/31/2028 (d)(e)(h)	11,466,393	11,442,658
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 6/12/2030 (d)(e)(h)	3,165,411	3,165,410
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (d)(e)(h)	17,686,385	15,475,587
		30,083,655
Hotels, Restaurants & Leisure - 6.3%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6629% 2/7/2029 (d)(e)(h)	6,070,839	5,972,188
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 6/22/2030 (d)(e)(h)	2,982,722	2,986,451
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 11/24/2028 (d)(e)(h)	2,145,861	2,145,861
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2030 (d)(e)(h)	10,112,475	10,092,251
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/6/2031 (d)(e)(h)	6,122,699	6,111,250
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3118% 10/18/2028 (d)(e)(h)	4,993,306	4,988,612
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 9/18/2026 (d)(e)(h)	2,118,058	2,116,999
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (d)(e)(h)	5,629,705	5,360,211
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (d)(e)(h)	624,790	604,115
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (d)(e)(h)	17,466,131	17,435,566
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 2/12/2029 (d)(e)(h)	1,343,000	1,344,343
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (d)(e)(h)	2,977,538	2,970,094
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 12/1/2028 (d)(e)(h)	692,254	695,022
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/26/2030 (d)(e)(h)	2,567,501	2,569,119
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5613% 12/4/2031 (d)(e)(h)	1,369,684	1,374,793
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5715% 5/27/2032 (d)(e)(h)	1,425,000	1,433,607
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 1/17/2031 (d)(e)(h)	1,994,850	1,991,279
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 8/2/2028 (d)(e)(h)	5,991,758	5,985,227
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0692% 11/8/2030 (d)(e)(h)	1,292,849	1,296,689
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0297% 10/31/2031 (d)(e)(h)	3,429,475	3,346,585
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/26/2030 (d)(e)(h)	3,875,288	3,825,955
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1791% 3/15/2028 (d)(e)(h)	237,229	238,192
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5347% 11/5/2031 (d)(e)(h)	2,706,400	2,711,813
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5637% 4/16/2029 (d)(e)(h)	3,011,993	3,010,487
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 4/1/2031 (d)(e)(h)	1,435,500	1,435,500
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/18/2031 (d)(e)(h)	951,109	950,186
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 9/18/2031 (d)(e)(h)	466,475	468,807
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (d)(e)(h)	6,353,811	6,288,939
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 6/25/2032 (d)(e)(h)(j)	1,384,406	1,342,874
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 0% 6/25/2032 (d)(e)(h)(j)	260,594	252,776
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 3/14/2031 (d)(e)(h)	5,562,468	5,569,198
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (d)(e)(h)	5,638,141	5,418,253
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2027 (d)(e)(h)	750,000	604,373
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0413% 12/30/2026 (d)(e)(h)	1,662,437	1,608,407
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/3/2028 (d)(e)(h)	5,414,803	5,415,074
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5298% 9/3/2029 (d)(e)(h)	1,936,130	1,685,808
		121,646,904
Household Durables - 0.6%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/26/2031 (d)(e)(h)	660,013	660,838
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5400% 10/24/2031 (d)(e)(h)	6,255,267	6,265,713
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (d)(e)(h)	1,879,194	1,863,821
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (d)(e)(h)	2,742,490	2,729,464
		11,519,836
Leisure Products - 0.0%
Lids Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9635% 12/14/2026 (d)(e)(h)(k)	381,728	377,910
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/15/2030 (d)(e)(h)	1,009,169	992,014
		1,369,924
Specialty Retail - 2.0%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1886% 11/5/2027 (d)(e)(h)	808,457	805,086
At Home Group Inc Tranche A, term loan 1% 10/17/2025 (d)(h)(k)(l)	61,204	61,204
At Home Group Inc Tranche A, term loan 12.3135% 10/17/2025 (d)(h)(k)	42,721	42,721
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 7/24/2028 (d)(e)(h)	1,612,035	93,498
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0487% 10/16/2031 (d)(e)(h)	4,952,575	4,969,810
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8176% 6/9/2031 (d)(e)(h)	2,128,913	2,131,914
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 12/4/2031 (d)(e)(h)	3,461,325	3,330,072
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1618% 6/6/2031 (d)(e)(h)	2,059,800	1,918,189
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (d)(e)(h)(i)(j)(k)	499,697	119,927
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 10/20/2028 (d)(e)(h)	2,185,817	2,120,986
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 10/20/2028 (d)(e)(h)	2,861,776	2,784,622
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/8/2028 (d)(e)(h)	4,914,388	4,485,755
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (d)(e)(h)	10,204,809	9,395,670
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 4/16/2028 (d)(e)(h)	4,869,974	4,839,537
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2031 (d)(e)(h)	1,651,149	1,642,695
		38,741,686
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5768% 2/19/2029 (d)(e)(h)	1,828,727	1,836,627
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 11/24/2028 (d)(e)(h)	283,821	283,112
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8298% 8/26/2031 (d)(e)(h)	4,663,313	4,658,929
		6,778,668
TOTAL CONSUMER DISCRETIONARY		315,602,675

Consumer Staples - 2.2%
Beverages - 0.7%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5476% 4/1/2032 (d)(e)(h)	2,015,000	2,024,571
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6456% 1/24/2029 (d)(e)(h)	2,582,967	2,049,145
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3956% 1/24/2030 (d)(e)(h)	1,243,060	573,361
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (d)(e)(h)	2,335,683	2,311,159
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 3/31/2028 (d)(e)(h)	7,119,412	7,141,767
		14,100,003
Consumer Staples Distribution & Retail - 0.5%
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1456% 8/1/2029 (d)(e)(h)	5,757,393	5,279,530
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2368% 9/30/2031 (d)(e)(h)	1,437,992	1,420,923
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% (d)(e)(h)(i)(j)	4,853,376	145,601
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5347% 4/1/2029 (d)(e)(h)	2,222,067	2,208,646
		9,054,700
Food Products - 0.9%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8215% 12/23/2030 (d)(e)(h)	1,732,525	1,734,153
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 10/25/2027 (d)(e)(h)	3,712,499	3,721,000
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7218% 8/2/2028 (d)(e)(h)	4,852,665	2,668,966
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4738% 8/2/2028 (d)(e)(h)	4,098,399	3,678,314
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (d)(e)(h)	2,921,291	2,621,859
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 2/12/2031 (d)(e)(h)	2,564,149	2,568,995
Wellness Pet LLC Tranche A 1LN, term loan CME Term SOFR 1 month Index + 3.95%, 8.2492% 12/31/2029 (d)(e)(h)	820,756	687,383
Wellness Pet LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/31/2029 (d)(e)(h)	616,967	339,332
		18,020,002
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 5/17/2028 (d)(e)(h)	3,119,321	2,266,716
TOTAL CONSUMER STAPLES		43,441,421

Energy - 2.0%
Energy Equipment & Services - 0.3%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3136% 6/27/2029 (d)(e)(h)	5,358,278	5,322,860
Oil, Gas & Consumable Fuels - 1.7%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0613% 7/9/2031 (d)(e)(h)	2,322,450	2,311,813
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2956% 10/31/2028 (d)(e)(h)	686,713	688,642
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (d)(e)(h)	610,526	606,967
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 12/31/2030 (d)(e)(h)	6,814,170	6,811,649
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (d)(e)(h)	1,114,850	1,112,988
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 11/19/2029 (d)(e)(h)	2,392,412	2,347,434
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 4/1/2030 (d)(e)(h)	1,376,550	1,383,433
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2561% 10/15/2031 (d)(e)(h)	1,935,150	1,939,581
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 5/30/2031 (d)(e)(h)(j)	425,000	426,241
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 5/30/2031 (d)(e)(h)	907,250	909,899
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3144% 2/11/2030 (d)(e)(h)	1,625,925	1,625,925
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (d)(e)(h)	15,824,257	8,509,970
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.009% 2/28/2030 (d)(e)(h)	2,958,603	2,919,786
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 8/1/2029 (d)(e)(h)	1,046,790	1,052,348
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3003% 5/10/2029 (d)(e)(h)	1,111,600	1,107,198
		33,753,874
TOTAL ENERGY		39,076,734

Financials - 11.4%
Capital Markets - 2.6%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 2/14/2031 (d)(e)(h)	6,890,421	6,906,407
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 6/13/2031 (d)(e)(h)	5,011,741	5,016,653
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (d)(e)(h)	12,982,061	13,029,186
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/17/2031 (d)(e)(h)	3,230,089	3,218,783
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/15/2031 (d)(e)(h)	2,314,759	2,309,273
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 9/5/2031 (d)(e)(h)	3,154,150	3,158,093
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (d)(e)(h)	3,592,428	3,580,465
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3327% 12/15/2031 (d)(e)(h)	9,621,199	9,608,788
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (d)(e)(h)	1,895,250	1,895,250
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 12/1/2028 (d)(e)(h)	1,258,260	1,264,161
		49,987,059
Financial Services - 3.1%
ACNR Holdings Inc term loan 13% (d)(h)(k)(m)	853,252	856,495
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 1/31/2031 (d)(e)(h)	11,508,507	11,532,445
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/31/2032 (d)(e)(h)(j)	3,125,000	3,109,375
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 9/30/2031 (d)(e)(h)	1,537,275	1,539,197
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0413% 8/3/2029 (d)(h)	220,965	173,457
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan 9.5413% 8/3/2029 (d)(h)	1,344,206	403,262
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0413% 8/3/2029 (d)(h)	419,328	329,173
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (d)(e)(h)(i)(j)(k)	303,780	0
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0297% 4/16/2029 (d)(e)(h)	1,602,266	1,612,680
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/17/2031 (d)(e)(h)	5,401,463	5,407,836
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6768% 11/5/2029 (d)(e)(h)	2,260,000	2,239,818
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 7/31/2031 (d)(e)(h)	8,815,403	8,839,557
Orion US Finco Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (d)(e)(h)(j)	1,780,000	1,785,340
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 5/16/2031 (d)(e)(h)	1,305,912	1,307,218
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0252% 2/20/2030 (d)(e)(h)	1,723,253	1,726,923
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 5/12/2032 (d)(e)(h)(j)	605,000	609,725
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 6/24/2031 (d)(e)(h)	2,148,627	2,150,346
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 6/24/2031 (d)(e)(h)	1,397,957	1,398,837
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5715% 11/21/2031 (d)(e)(h)	1,363,150	1,367,621
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (d)(e)(h)	13,465,000	13,445,342
		59,834,647
Insurance - 5.7%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 6/5/2032 (d)(e)(h)	575,000	574,281
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (d)(e)(h)	24,162,287	24,076,028
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 5/31/2032 (d)(e)(h)	5,110,000	5,124,053
Alera Group Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8268% 5/31/2033 (d)(e)(h)	2,290,000	2,331,975
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 1/30/2032 (d)(e)(h)	5,155,970	5,156,898
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 12/29/2031 (d)(e)(h)	1,828,202	1,827,544
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 8/19/2028 (d)(e)(h)	4,003,391	3,943,901
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 8/19/2028 (d)(e)(h)	2,127,556	2,102,855
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 9/19/2030 (d)(e)(h)	1,210,197	1,178,804
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 9/19/2030 (d)(e)(h)	3,745,000	3,634,523
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/31/2028 (d)(e)(h)	12,235,000	11,669,131
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6913% 1/20/2029 (d)(e)(h)	27,640,000	25,588,560
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 7/31/2027 (d)(e)(h)	924,231	922,882
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 5/6/2031 (d)(e)(h)	4,631,210	4,630,237
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7695% 6/20/2030 (d)(e)(h)	10,758,546	10,788,347
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/15/2031 (d)(e)(h)	1,727,115	1,724,230
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 9/29/2030 (d)(e)(h)	2,299,284	2,291,374
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 11/21/2029 (d)(e)(h)	2,976,888	2,970,844
		110,536,467
TOTAL FINANCIALS		220,358,173

Health Care - 6.7%
Health Care Equipment & Supplies - 1.6%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 11/8/2027 (d)(e)(h)	137,826	138,285
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 12/18/2030 (d)(e)(h)(j)	4,405,000	4,407,775
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 3/30/2029 (d)(e)(h)	2,704,914	2,690,253
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 8/4/2031 (d)(e)(h)	5,953,568	5,988,277
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 10/23/2028 (d)(e)(h)	16,560,450	16,568,565
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5456% 5/30/2031 (d)(e)(h)	1,612,813	1,617,861
		31,411,016
Health Care Providers & Services - 2.3%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6956% 2/15/2029 (d)(e)(h)	1,875,827	1,274,624
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5643% 2/11/2028 (d)(e)(h)	4,372,366	4,371,579
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (d)(e)(h)	2,664,863	2,677,867
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3956% 10/1/2027 (d)(e)(h)	1,312,540	1,262,335
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 9/24/2031 (d)(e)(h)	6,175,845	5,980,628
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 10/23/2031 (d)(e)(h)	1,193,018	1,194,163
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.1476% 10/23/2031 (d)(e)(h)(l)	153,935	154,082
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (d)(e)(h)	1,379,275	1,387,247
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (d)(e)(h)	343,647	345,634
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/15/2031 (d)(e)(h)(j)	182,322	182,843
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/15/2031 (d)(e)(h)	2,766,056	2,773,968
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1711% 3/2/2028 (d)(e)(h)	2,893,081	2,790,376
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1456% 3/2/2028 (d)(e)(h)	84,258	81,267
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 2/21/2031 (d)(e)(h)	1,950,387	1,955,477
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 11/15/2028 (d)(e)(h)	5,787,169	5,786,764
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.79561% 6/25/2032 (d)(e)(h)	2,145,000	2,126,231
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5273% 12/4/2031 (d)(e)(h)	5,635,875	5,638,129
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9386% 10/1/2029 (d)(e)(h)	385,000	349,387
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6886% 10/1/2028 (d)(e)(h)	1,488,402	1,468,279
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7956% 10/11/2031 (d)(e)(h)	1,094,493	1,097,229
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8088% 10/11/2031 (d)(e)(h)	50,000	50,125
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 12/15/2027 (d)(e)(h)	629,928	630,848
		43,579,082
Health Care Technology - 1.4%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (d)(e)(h)	10,692,895	10,676,215
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	965,000	968,619
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0741% 3/26/2032 (d)(e)(h)	485,000	482,172
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0741% 5/1/2031 (d)(e)(h)	8,186,823	8,140,813
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 9/28/2029 (d)(e)(h)	468,813	465,357
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 11/26/2031 (d)(e)(h)	6,992,917	6,948,233
		27,681,409
Pharmaceuticals - 1.4%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5613% 10/8/2030 (d)(e)(h)	12,990,000	12,500,797
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1741% 8/1/2027 (d)(e)(h)	1,934,412	1,932,244
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 4/23/2031 (d)(e)(h)	3,468,788	3,460,983
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 5/5/2028 (d)(e)(h)	5,218,679	5,238,719
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5714% 5/19/2031 (d)(e)(h)	3,065,097	3,006,339
		26,139,082
TOTAL HEALTH CARE		128,810,589

Industrials - 13.0%
Aerospace & Defense - 1.6%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 10/31/2030 (d)(e)(h)	1,288,600	1,291,023
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.0768% 1/27/2032 (d)(e)(h)	1,731,300	1,733,031
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/26/2032 (d)(e)(h)	7,360,603	7,349,121
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 2/26/2032 (d)(e)(h)(l)	694,397	693,313
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3003% 12/11/2031 (d)(e)(h)	2,545,927	2,555,474
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 1% 12/11/2031 (d)(e)(h)(l)	212,692	213,490
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 8/24/2028 (d)(e)(h)	9,323,990	9,353,921
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 3/22/2030 (d)(e)(h)	360,549	361,753
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 1/19/2032 (d)(e)(h)	6,427,784	6,436,397
		29,987,523
Air Freight & Logistics - 0.6%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (d)(e)(h)	2,068,760	2,069,050
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 10/31/2031 (d)(e)(h)	786,890	787,000
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 11/23/2028 (d)(e)(h)	474,063	442,064
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1768% 11/23/2028 (d)(e)(h)(k)	4,668,000	4,532,628
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.6768% 11/23/2029 (d)(e)(h)(k)	2,095,000	2,004,915
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/17/2030 (d)(e)(h)	734,478	728,514
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6658% 10/3/2029 (d)(e)(h)(k)	626,480	626,479
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9158% 10/3/2029 (d)(e)(h)(k)	1,337,403	767,670
		11,958,320
Building Products - 0.8%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8072% 5/17/2028 (d)(e)(h)	3,388,911	2,550,156
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 1/3/2029 (d)(e)(h)	3,217,392	3,217,231
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 11/3/2028 (d)(e)(h)	1,495,036	1,496,561
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8268% 8/4/2031 (d)(e)(h)	1,409,350	1,406,094
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 1/24/2029 (d)(e)(h)	1,653,364	1,655,431
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (d)(e)(h)	2,899,360	2,663,178
PHRG Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.3327% 2/20/2032 (d)(e)(h)	2,805,000	2,787,469
		15,776,120
Commercial Services & Supplies - 5.4%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 12/21/2028 (d)(e)(h)	14,083,678	14,064,947
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 5/12/2028 (d)(e)(h)	15,092,836	15,159,546
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0456% 11/1/2031 (d)(e)(h)	2,758,947	2,776,881
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 4.75% 11/1/2031 (d)(e)(h)(l)	319,138	321,212
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (d)(e)(h)	4,919,508	4,102,181
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 5/31/2028 (d)(e)(h)	1,747,394	1,754,279
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (d)(e)(h)	9,953,022	8,290,868
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0456% 5/2/2030 (d)(e)(h)	932,950	883,970
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9297% 5/3/2029 (d)(e)(h)	812,103	699,763
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 8/1/2029 (d)(e)(h)	5,669,421	5,690,058
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/21/2028 (d)(e)(h)	2,100,334	2,107,538
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 4/13/2029 (d)(e)(h)	1,256,735	1,258,306
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8238% 3/3/2032 (d)(e)(h)	4,745,000	4,741,062
Madison IAQ LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5105% 5/6/2032 (d)(e)(h)	3,005,000	3,011,341
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (d)(e)(h)	5,298,910	5,300,288
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0797% 10/11/2028 (d)(e)(h)	1,135,104	1,066,589
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (d)(e)(h)	14,927,991	14,082,918
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.7826% 7/25/2030 (d)(e)(h)	3,608,782	3,614,051
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 3/19/2032 (d)(e)(h)	1,466,325	1,462,043
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5618% 11/30/2028 (d)(e)(h)	1,754,226	1,756,419
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5714% 11/30/2028 (d)(e)(h)	722,952	722,952
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5618% 11/30/2028 (d)(e)(h)	135,449	135,619
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5714% 11/30/2028 (d)(e)(h)	39,803	39,803
RLG Holdings LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9413% 7/6/2029 (d)(e)(h)	590,000	380,183
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 12/10/2026 (d)(e)(h)	998,113	1,003,104
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0456% 6/15/2030 (d)(e)(h)	1,612,277	1,540,741
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.6913% 10/19/2030 (d)(e)(h)	1,350,365	1,119,115
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4413% 4/19/2030 (d)(e)(h)	1,403,553	1,393,026
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 11/2/2029 (d)(e)(h)	4,866,357	4,859,057
		103,337,860
Construction & Engineering - 0.4%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0379% 3/27/2031 (d)(e)(h)	3,222,351	3,224,606
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 11/3/2031 (d)(e)(h)	1,910,400	1,915,176
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4413% 1/21/2028 (d)(e)(h)	1,121,985	1,127,752
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 2/16/2028 (d)(e)(h)	1,021,388	1,022,664
		7,290,198
Electrical Equipment - 0.3%
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0741% 3/2/2027 (d)(e)(h)	5,408,216	5,412,218
Ground Transportation - 0.1%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 4/10/2031 (d)(e)(h)	2,808,775	2,792,091
Machinery - 0.9%
Ali Group North America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4413% 7/30/2029 (d)(e)(h)	1,163,026	1,168,725
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (d)(e)(h)(j)	2,690,000	2,703,450
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7879% 3/15/2030 (d)(e)(h)	2,607,506	2,609,957
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8241% 9/28/2028 (d)(e)(h)	1,211,252	1,181,540
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5741% 10/10/2031 (d)(e)(h)	1,377,688	1,374,243
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4268% 1/2/2032 (d)(e)(h)	822,938	824,995
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 3/25/2031 (d)(e)(h)	6,302,993	6,194,266
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3092% 12/3/2026 (d)(e)(h)(k)	2,341,761	2,045,996
		18,103,172
Passenger Airlines - 0.5%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5224% 4/20/2028 (d)(e)(h)	2,802,083	2,780,620
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5799% 5/28/2032 (d)(e)(h)	1,760,000	1,769,680
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/20/2027 (d)(e)(h)	917,285	921,761
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2752% 2/22/2031 (d)(e)(h)	2,651,859	2,652,973
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (d)(e)(h)	2,130,000	2,133,557
		10,258,591
Professional Services - 1.6%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 2/4/2028 (d)(e)(h)	1,897,547	1,903,961
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 9/29/2031 (d)(e)(h)	9,799,291	9,774,793
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0743% 10/30/2031 (d)(e)(h)	1,373,100	1,368,816
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (d)(e)(h)	6,724,302	6,347,270
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3327% 9/29/2028 (d)(e)(h)	2,051,076	2,057,352
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2797% 3/1/2031 (d)(e)(h)	1,301,883	1,301,883
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/16/2030 (d)(e)(h)	1,830,366	1,793,759
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2797% 7/31/2030 (d)(e)(h)	980,648	908,326
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3268% 7/31/2031 (d)(e)(h)	5,478,658	5,495,806
		30,951,966
Trading Companies & Distributors - 0.4%
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2798% 1/29/2031 (d)(e)(h)	7,252,523	7,086,730
Transportation Infrastructure - 0.4%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2605% 4/8/2030 (d)(e)(h)	2,871,838	2,876,146
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/18/2030 (d)(e)(h)(j)	1,438,012	1,436,215
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/18/2030 (d)(e)(h)(j)	196,988	196,741
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5456% 1/2/2029 (d)(e)(h)	436,152	429,719
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 8.2956% 1/2/2029 (d)(e)(h)	827,448	491,297
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 6.0572% 8/10/2029 (d)(e)(h)	1,601,801	461,847
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/26/2028 (d)(e)(h)	2,435,751	2,434,606
		8,326,571
TOTAL INDUSTRIALS		251,281,360

Information Technology - 15.5%
Communications Equipment - 0.6%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0676% 10/24/2030 (d)(e)(h)	709,363	712,023
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5768% 12/17/2029 (d)(e)(h)	10,775,000	10,892,879
		11,604,902
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/2/2029 (d)(e)(h)	4,320,352	4,322,167
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1913% 3/30/2029 (d)(e)(h)	2,280,000	2,260,757
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9413% 3/31/2028 (d)(e)(h)	3,475,355	3,471,845
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 3.5% 3/31/2028 (d)(e)(h)(l)	84,115	83,694
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/30/2031 (d)(e)(h)	1,737,450	1,738,770
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 11/9/2029 (d)(e)(h)	1,381,344	1,381,869
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 8/18/2031 (d)(e)(h)	3,389,388	3,393,150
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/17/2032 (d)(e)(h)	1,540,000	1,545,775
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5798% 10/24/2031 (d)(e)(h)	1,791,000	1,791,000
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5741% 5/30/2030 (d)(e)(h)	1,556,779	1,552,887
		21,541,914
IT Services - 3.0%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 2/1/2031 (d)(e)(h)	1,868,250	1,868,642
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (d)(e)(h)	6,287,316	6,004,387
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (d)(h)	1,390,927	1,119,696
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 3/6/2028 (d)(e)(h)	1,556,100	1,555,291
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3268% 3/20/2033 (d)(e)(h)	1,825,000	1,825,565
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (d)(e)(h)	8,847,825	8,878,262
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 6/17/2031 (d)(e)(h)	4,430,291	4,423,202
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 2/1/2028 (d)(e)(h)	11,829,512	10,413,637
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 6/21/2031 (d)(e)(h)	2,990,000	2,997,475
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	11,695,000	11,363,681
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9268% 10/26/2029 (d)(e)(h)	7,299,650	7,124,021
		57,573,859
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3215% 8/17/2029 (d)(e)(h)	2,764,186	2,766,949
Software - 10.4%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/24/2031 (d)(e)(h)	1,450,387	1,455,826
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1768% 12/10/2029 (d)(e)(h)	1,271,887	1,271,569
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 12/11/2028 (d)(e)(h)	9,171,748	9,166,062
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 3/21/2031 (d)(e)(h)	4,233,725	4,239,991
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7956% 3/29/2029 (d)(e)(h)	8,657,083	8,662,970
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 9/29/2028 (d)(e)(h)	2,594,946	2,605,767
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 10/16/2026 (d)(e)(h)	11,864,437	11,740,809
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3268% 2/19/2029 (d)(e)(h)	6,258,409	5,413,524
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5456% 4/2/2029 (d)(e)(h)(k)	3,910,350	3,759,407
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 10/9/2029 (d)(e)(h)	2,975,351	2,980,944
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 11/6/2028 (d)(e)(h)(j)	730,000	715,765
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 5/30/2031 (d)(e)(h)	3,196,940	3,203,365
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.31% 3/3/2028 (d)(e)(h)	2,930,699	2,929,644
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 9/12/2029 (d)(e)(h)	5,757,627	5,746,860
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 1/30/2032 (d)(e)(h)	3,022,425	3,020,188
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4576% 10/9/2031 (d)(e)(h)	5,017,425	5,019,332
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.4576% 10/9/2032 (d)(e)(h)	2,750,000	2,724,782
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 12/31/2031 (d)(e)(h)	8,216,079	7,120,629
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5768% 5/3/2028 (d)(e)(h)	7,577,880	7,101,913
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5768% 2/23/2029 (d)(e)(h)	3,530,000	3,084,338
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7797% 7/1/2031 (d)(e)(h)	10,456,216	10,051,037
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5326% 7/31/2026 (d)(e)(h)	4,359,348	3,492,143
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (d)(e)(h)	21,259,107	20,695,103
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.2956% 5/9/2033 (d)(e)(h)	2,065,000	2,049,513
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 10/26/2030 (d)(e)(h)	6,418,583	6,446,247
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 7/16/2031 (d)(e)(h)	1,358,175	1,359,873
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/31/2028 (d)(e)(h)	7,005,747	7,006,518
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1788% 5/15/2028 (d)(e)(h)	6,126,211	2,767,026
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6788% 5/15/2028 (d)(e)(h)	1,427,255	1,428,268
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 4/24/2028 (d)(e)(h)	1,117,200	1,117,200
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5572% 4/24/2028 (d)(e)(h)	6,987,462	6,933,658
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 10/2/2028 (d)(e)(h)	5,335,413	5,268,720
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2797% 4/5/2030 (d)(e)(h)	10,151,996	9,195,475
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 11/22/2029 (d)(e)(h)	2,295,325	2,288,875
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3268% 8/13/2029 (d)(e)(h)	1,876,937	1,885,271
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 5/9/2031 (d)(e)(h)	4,083,558	4,101,852
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3113% 2/10/2031 (d)(e)(h)	18,075,914	18,139,541
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0195% 4/12/2031 (d)(e)(h)	2,240,385	2,248,787
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 0% 6/28/2030 (d)(e)(h)(j)	1,130,000	1,075,850
		199,514,642
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (d)(e)(h)	6,346,000	6,306,338
TOTAL INFORMATION TECHNOLOGY		299,308,604

Materials - 6.4%
Chemicals - 3.6%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1768% 11/24/2028 (d)(e)(h)	2,875,000	2,688,125
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 11/24/2027 (d)(e)(h)	4,630,922	4,329,912
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 9/30/2028 (d)(e)(h)	5,157,622	5,169,897
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.4268% 9/30/2029 (d)(e)(h)	2,530,000	2,435,125
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5456% 12/14/2029 (d)(e)(h)	4,108,210	3,815,500
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.9576% 8/29/2029 (d)(e)(h)	783,603	785,843
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/23/2031 (d)(e)(h)	2,870,575	2,829,325
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 8/18/2028 (d)(e)(h)	4,829,573	4,811,462
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3113% 11/1/2030 (d)(e)(h)	2,133,081	2,122,650
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (d)(e)(h)	7,643,787	7,627,047
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3206% 7/3/2028 (d)(e)(h)	5,293,758	4,814,937
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3118% 3/15/2029 (d)(e)(h)	10,082,426	10,055,103
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8643% 3/15/2030 (d)(e)(h)	2,721,176	2,656,549
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 3/14/2030 (d)(e)(h)	2,820,589	2,573,787
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 4/2/2029 (d)(e)(h)	3,309,914	3,074,083
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (d)(e)(h)	5,004,943	4,829,770
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2871% 1/31/2029 (d)(e)(h)	2,471,723	2,470,685
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3268% 9/30/2031 (d)(e)(h)	1,244,843	1,250,371
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 1% 9/30/2031 (d)(e)(h)(l)	128,901	129,473
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 9/22/2028 (d)(e)(h)	1,191,562	1,192,062
		69,661,706
Construction Materials - 0.6%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.4666% 2/12/2032 (d)(e)(h)	1,705,000	1,714,241
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 2/10/2032 (d)(e)(h)	7,526,138	7,512,967
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/24/2028 (d)(e)(h)	2,204,167	2,212,433
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 10/19/2029 (d)(e)(h)	163,863	162,716
		11,602,357
Containers & Packaging - 2.1%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 3/3/2028 (d)(e)(h)	5,279,826	5,271,483
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8212% 6/7/2031 (d)(e)(h)	5,669,665	5,688,148
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0613% 11/29/2030 (d)(e)(h)	3,021,373	3,030,830
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5018% 4/13/2029 (d)(e)(h)	17,116,678	17,075,427
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 4/1/2032 (d)(e)(h)	6,108,213	6,081,093
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 1.8036% 4/1/2032 (d)(e)(h)(l)	106,787	106,312
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8268% 8/4/2027 (d)(e)(h)	1,200,123	1,201,791
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 5/1/2031 (d)(e)(h)	1,930,276	1,926,666
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/21/2031 (d)(e)(h)	696,205	697,946
		41,079,696
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 5/23/2031 (d)(e)(h)	1,928,550	1,929,958
TOTAL MATERIALS		124,273,717

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 8/21/2030 (d)(e)(h)	1,749,338	1,751,525
Utilities - 1.3%
Electric Utilities - 0.6%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0305% 4/16/2031 (d)(e)(h)	1,002,387	1,003,640
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0768% 12/20/2030 (d)(e)(h)	2,679,893	2,685,280
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5741% 1/27/2031 (d)(e)(h)	7,178,276	7,177,702
		10,866,622
Independent Power and Renewable Electricity Producers - 0.7%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 9/30/2031 (d)(e)(h)	867,814	866,009
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3268% 7/31/2030 (d)(e)(h)	1,450,000	1,449,072
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/26/2032 (d)(e)(h)	1,835,400	1,838,392
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5695% 6/4/2032 (d)(e)(h)	1,516,935	1,493,241
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1% 6/4/2032 (d)(e)(h)(l)	193,065	190,049
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8268% 3/29/2030 (d)(e)(h)	2,931,563	2,905,911
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8077% 12/13/2031 (d)(e)(h)	1,019,875	1,021,945
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1913% 3/24/2028 (d)(e)(h)	2,296,198	2,269,654
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1913% 3/27/2028 (d)(e)(h)	1,820,438	1,824,988
		13,859,261
Multi-Utilities - 0.0%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 6/23/2028 (d)(e)(h)	530,194	496,394
TOTAL UTILITIES		25,222,277

TOTAL UNITED STATES		1,551,730,192
TOTAL BANK LOAN OBLIGATIONS (Cost $1,755,854,335)		1,707,807,116

Common Stocks - 1.8%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
New Cineworld Ltd (k)(n)	191,905	4,684,401
UNITED STATES - 1.6%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (k)	6,307	86,721
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (k)(n)	105,486	1,240,515
Specialty Retail - 0.0%
Joann Inc (k)(n)	1,482,415	15
TOTAL CONSUMER DISCRETIONARY		1,240,530

Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
California Resources Corp	91,210	4,165,561
EP Energy Corp (k)(n)	15,785	24,308
Expand Energy Corp	109,641	12,821,419
Expand Energy Corp (b)	928	108,520
Exxon Mobil Corp	40,902	4,409,236
New Fortress Energy Inc	37,399	124,165
		21,653,209
Financials - 0.3%
Financial Services - 0.3%
ACNR Holdings Inc (k)(n)	55,333	5,236,716
Carnelian Point Holdings LP warrants 6/30/2027 (k)(n)	5,132	14,985
Limetree Bay Cayman Ltd (k)(n)	776	0
		5,251,701
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (k)(n)	188,360	2
Tnt Crane & Rigging LLC warrants 10/31/2025 (k)(n)	9,492	0
		2
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (k)(n)	35,300	1,437,063
TOTAL UNITED STATES		29,669,226
TOTAL COMMON STOCKS (Cost $23,634,356)		34,353,627

Non-Convertible Corporate Bonds - 3.7%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)	80,000	80,266
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 1/15/2029 (f)	855,000	706,444
Altice France SA 5.125% 7/15/2029 (f)	6,705,000	5,541,850
Altice France SA 5.5% 10/15/2029 (f)	2,460,000	2,039,131

TOTAL FRANCE		8,287,425
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (f)	1,055,000	621,144
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (f)	1,455,000	978,488

TOTAL PUERTO RICO		1,599,632
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (f)	2,380,000	2,627,096
UNITED STATES - 3.1%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	1,160,000	1,159,512
Level 3 Financing Inc 4.5% 4/1/2030 (f)	935,000	846,174
		2,005,686
Media - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (f)	3,760,000	3,746,252
DISH Network Corp 11.75% 11/15/2027 (f)	4,170,000	4,298,544
Dotdash Meredith Inc 7.625% 6/15/2032 (f)	760,000	736,972
EchoStar Corp 10.75% 11/30/2029	3,328,070	3,423,253
Univision Communications Inc 6.625% 6/1/2027 (f)	1,205,000	1,201,713
		13,406,734
TOTAL COMMUNICATION SERVICES		15,412,420

Consumer Discretionary - 1.0%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	1,205,000	1,236,876
Automobiles - 0.2%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (f)	3,805,000	3,738,497
Hotels, Restaurants & Leisure - 0.7%
Caesars Entertainment Inc 7% 2/15/2030 (f)	1,465,000	1,517,128
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	11,640,000	11,148,985
		12,666,113
Specialty Retail - 0.1%
Carvana Co 5.625% 10/1/2025 (f)	1,599,000	1,591,236
TOTAL CONSUMER DISCRETIONARY		19,232,722

Energy - 0.0%
Energy Equipment & Services - 0.0%
Transocean Poseidon Ltd 6.875% 2/1/2027 (f)	598,500	599,662
Financials - 0.5%
Consumer Finance - 0.1%
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.2519% 3/6/2026 (d)(e)	1,650,000	1,665,477
Financial Services - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	1,755,000	1,475,215
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,475,000	1,379,267
NFE Financing LLC 12% 11/15/2029 (f)	4,979,835	2,260,845
		5,115,327
Insurance - 0.1%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	2,235,000	2,308,831
TOTAL FINANCIALS		9,089,635

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)	495,000	508,505
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Artera Services LLC 8.5% 2/15/2031 (f)	680,000	566,251
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	600,000	553,582
GEO Group Inc/The 8.625% 4/15/2029	310,000	328,206
OT Midco Inc 10% 2/15/2030 (f)	705,000	544,816
		1,992,855
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (f)	330,000	345,486
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (f)	368,333	367,488
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (f)	136,250	135,920
		503,408
TOTAL INDUSTRIALS		2,841,749

Information Technology - 0.3%
IT Services - 0.0%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (f)	860,000	879,312
Software - 0.3%
Cloud Software Group Inc 8.25% 6/30/2032 (f)	1,734,000	1,845,373
Cloud Software Group Inc 9% 9/30/2029 (f)	1,370,000	1,420,040
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	750,000	757,065
		4,022,478
TOTAL INFORMATION TECHNOLOGY		4,901,790

Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	1,365,000	1,431,144
Real Estate - 0.3%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (f)	1,995,000	2,114,785
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (f)	345,000	342,896
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (f)	200,000	196,488
		2,654,169
Health Care REITs - 0.1%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	2,680,000	2,475,130
TOTAL REAL ESTATE		5,129,299

TOTAL UNITED STATES		59,146,926
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $74,397,111)		71,741,345

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (d)(e)(m)	3,085,000	3,126,554
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (d)(f)(m)	895,000	899,402
TOTAL UNITED STATES		4,025,956
TOTAL PREFERRED SECURITIES (Cost $3,984,292)		4,025,956

Money Market Funds - 7.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $134,744,257)	4.32	134,720,432	134,747,376

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $2,015,631,924)	1,975,224,489
NET OTHER ASSETS (LIABILITIES) - (2.1)%	(41,322,963)
NET ASSETS - 100.0%	1,933,901,526

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,884,736 or 0.9% of net assets.

(c)	Affiliated Fund
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,909,987 or 3.4% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	Non-income producing - Security is in default.
(j)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(k)	Level 3 security
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $1,953,855 and $1,952,185, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Non-income producing
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	8,788

Fidelity Private Credit Company LLC	6/06/22 - 6/09/25	18,251,880

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,058,458	669,865,157	587,176,239	4,378,571	-	-	134,747,376	134,720,432	0.3%
Fidelity Securities Lending Cash Central Fund	-	25,216,020	25,216,020	192	-	-	-	-	0.0%
Total	52,058,458	695,081,177	612,392,259	4,378,763	-	-	134,747,376

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	20,327,439	4,351,418	6,324,006	2,704,418	(167,790)	(410,845)	17,776,216	1,842,419
	20,327,439	4,351,418	6,324,006	2,704,418	(167,790)	(410,845)	17,776,216

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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